Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		¥ 360,583	¥ 330,811	¥ 299,320
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	¥ 7,195	¥ 16,325	¥ 52,270

[1]	Life insurance related investment income in fiscal 2018 includes a net unrealized holding gain of ¥14,463 million on trading securities held as of March 31, 2018. Life insurance related investment income in fiscal 2019 and 2020 include net unrealized holding losses of ¥217 million and ¥13,122 million on equity securities held as of March 31, 2019 and 2020, respectively.